Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Change in Contract with Customer, Asset [Abstract]
Contract assets, beginning balance			$ 26.8
Change in accrued revenue			2.8
Change in customer retentions			0.4
Change in unbilled variable rate revenue			(5.2)
Reclassification of contract assets and liabilities			(17.0)
Contract assets, closing balance	$ 7.8		7.8
Change in Contract with Customer, Liability [Abstract]
Contract liability, beginning balance			73.2
Additions to deferred revenue			18.0
Recognition of deferred bareboat charter revenue			(2.0)
Change in advances from customers			(13.1)
Amortization of deferred revenue	(11.2)	$ (14.3)	(24.3)	$ (22.1)
Reclassification of contract assets and liabilities			17.0
Contract liability, closing balance	$ 34.8		$ 34.8